Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

7. PROPERTY, PLANT, & EQUIPMENT

As described in Note 4, as a result of the Business Combination, property, plant and equipment were adjusted to reflect estimated fair value at the Closing Date for the Successor Period. Property, plant and equipment, net of accumulated depreciation, consist of the following at December 31, 2018 (Successor) and December 31, 2017 (Predecessor) (in thousands):

	Estimated Useful Lives (in years)	Successor (NESR) December 31, 2018	Predecessor (NPS) December 31, 2017
Buildings and leasehold improvements	5 to 25	$21,572	$33,127
Drilling rigs, plant and equipment	3 to 15	278,249	409,462
Furniture and fixtures	5	1,348	2,871
Office equipment and tools	3 to 6	31,568	6,822
Vehicles and cranes	5 to 8	4,179	8,977
Less: Accumulated depreciation		(32,522)	(212,023)
Land		5,104	9,380
Capital work in progress		19,229	5,653
Total		$328,727	$264,269

The Company recorded depreciation expense of $33.0 million, $17.3 million, $37.8 million, and $33.0 million during the Successor Period, 2018 Predecessor Period, 2017 Predecessor Period and the 2016 Predecessor Period, respectively, in the consolidated statement of operations.